LIQUIDITY, CAPITAL RESOURCES AND SUBSEQUENT EVENTS - Subsequent Events (Details) $ / shares in Units, shares in Millions, $ in Millions			2 Months Ended	12 Months Ended
	Feb. 26, 2026 USD ($) vessel $ / shares	Jan. 06, 2026 USD ($) shares	Feb. 26, 2026 vessel	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares
Liquidity And Capital Resources [Line Items]
Dividends proposed (in USD per share) | $ / shares				$ 0	$ 0	$ 1.36
Dividends proposed | $				$ 0.0	$ 0.0	$ 126.3
Percentage of net profit distributed				0.82
Major ordinary share transactions | A-shares | Hafnia Limited
Liquidity And Capital Resources [Line Items]
Number of shares purchased ( in shares) | shares		14.2
Percentage of shares issued, purchased		13.97%
Vessel transactions
Liquidity And Capital Resources [Line Items]
Number of remaining vessels	6		6
Number of MR vessel delivered			1
Number of LR2 vessels delivered			1
Number of vessels drawdowns under syndicate facilities			7
Vessel transactions | Syndicated Facilities 2025
Liquidity And Capital Resources [Line Items]
Increase (decrease) in borrowings | $		$ 158.9
Number of vessels financed			8
Potential ordinary share transactions
Liquidity And Capital Resources [Line Items]
Dividends proposed (in USD per share) | $ / shares	$ 0.70
Dividends proposed | $	$ 70.9